SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

a)	The Company issued 160,000 common shares upon exercise of warrants for gross proceeds of $24,000

b)	8,858,000 warrants with exercise price of $0.15 expired unexercised.

c)	7,256,000 warrants with exercise price of $0.30 expired unexercised.

d)	1,280,000 stock options held by former consultants of the Company were cancelled.